UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

Semi-Annual Report

DECEMBER 31, 2017

BBH U.S. GOVERNMENT MONEY MARKET FUND

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION
December 31, 2017 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$409,389,562	22.2%
U.S. Treasury Bills	1,233,130,846	66.9
Repurchase Agreements	175,000,000	9.5
Cash and Other Assets in Excess of Liabilities	25,773,429	1.4
NET ASSETS	$1,843,293,837	100.0%

All data is as of December 31, 2017. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
December 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS (continued)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (22.2%)
$ 50,000,000	Fannie Mae Discount Notes[1]	01/10/18	1.231%	$49,984,625
50,000,000	Federal Home Loan Bank Discount Notes[1]	01/03/18	1.210	49,996,642
40,000,000	Federal Home Loan Bank Discount Notes[1]	01/05/18	1.083	39,995,200
69,600,000	Federal Home Loan Bank Discount Notes[1]	01/10/18	1.187	69,579,381
35,000,000	Federal Home Loan Bank Discount Notes[1]	01/17/18	1.240	34,980,742
25,000,000	Federal Home Loan Bank Discount Notes[1]	01/19/18	1.242	24,984,500
85,000,000	Federal Home Loan Bank Discount Notes[1,2]	01/24/18	1.266	84,931,351
25,000,000	Federal Home Loan Bank Discount Notes[1]	01/31/18	1.223	24,974,583
30,000,000	Federal Home Loan Bank Discount Notes[1]	02/07/18	1.219	29,962,538
	Total U.S. Government Agency Obligations (Identified cost $409,389,562)			409,389,562

	U.S. TREASURY BILLS (66.9%)
60,000,000	U.S. Treasury Bill[1,2]	01/04/18	1.076	59,994,631
115,000,000	U.S. Treasury Bill[1,2]	01/11/18	1.105	114,964,775
95,000,000	U.S. Treasury Bill[1,2]	01/18/18	1.094	94,951,059
125,000,000	U.S. Treasury Bill[1,2]	01/25/18	1.125	124,906,438
100,000,000	U.S. Treasury Bill[1,2]	02/01/18	1.163	99,900,144
110,000,000	U.S. Treasury Bill[1,2]	02/08/18	1.228	109,857,851
95,000,000	U.S. Treasury Bill[1,2]	02/15/18	1.239	94,853,297
80,000,000	U.S. Treasury Bill[1,2]	02/22/18	1.243	79,856,740
130,000,000	U.S. Treasury Bill[1,2]	03/01/18	1.269	129,730,464
100,000,000	U.S. Treasury Bill[1,2]	03/08/18	1.294	99,763,454

The accompanying notes are an integral part of these financial statements.

financial statements december 31, 2017	3

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$100,000,000	U.S. Treasury Bill[1,2]	03/15/18	1.302%	$99,736,795
75,000,000	U.S. Treasury Bill[1]	03/22/18	1.355	74,775,000
50,000,000	U.S. Treasury Bill[1,2]	03/29/18	1.327	49,840,198
	Total U.S. Treasury Bills (Identified cost $1,233,130,846)			1,233,130,846

	REPURCHASE AGREEMENTS (9.5%)
55,000,000	BNP Paribas (Agreement dated 12/29/17 collateralized by FHLMC 2.945%-4.000%, due 04/01/25-08/01/47, original par $21,785,694, value $11,978,042, FNMA 2.431%-6.500%, due 08/01/25-10/01/47, original par $9,470,153, value 6,258,948, GNMA 2.250%-4.500%, due 12/15/26-10/20/47, original par $106,263,362, value $24,860,813, U.S. Treasury Securities 1.250%, due 03/31/19, original par $13,062,800, value $13,002,197)	01/02/18	1.400	55,000,000
65,000,000	National Australia Bank, Ltd. (Agreement dated 12/29/17 collateralized by U.S. Treasury Inflation Indexed Notes 0.125%, due 04/15/19, original par $63,150,000, value $66,300,000)	01/02/18	1.180	65,000,000

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$ 55,000,000	Societe Generale (Agreement dated 12/29/17 collateralized by FHLB 3.000%, due 09/11/26, original par $10,000, value $10,337, FHLMC 3.606%-5.967%, due 01/01/20-11/01/47, original par $14,360,964, value $13,585,035, FNMA 1.982%-3.500%, due 05/01/18-08/01/46, original par $82,103,494, value $6,628,629, GNMA 4.500%, due 02/20/47, original par $4,435,866, value $3,404,774, REFC 0.00%, due 10/15/20-01/15/28, original par $19,771,000, value 15,890,870, U.S. Treasury Securities 0.000%-0.875%, due 01/18/18-06/15/19, original par $16,592,500, value $16,580,355)	01/02/18	1.380%	$55,000,000
	Total Repurchase Agreements (Identified cost $175,000,000)			175,000,000
TOTAL INVESTMENTS (Identified cost $1,817,520,408)[3]			98.6%	$1,817,520,408
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.4%	25,773,429
NET ASSETS			100.0%	$1,843,293,837

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purpose is substantially the same as for financial reporting purposes.

Abbreviations:

FHLB — Federal Home Loan Bank.

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

REFC — Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

financial statements december 31, 2017	5

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2017 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At December 31, 2017, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of December 31, 2017
U.S. Government Agency Obligations	$—	$409,389,562	$—	$409,389,562
U.S. Treasury Bills	—	1,233,130,846	—	1,233,130,846
Repurchase Agreements	—	175,000,000	—	175,000,000
Total Investment, at value	$—	$1,817,520,408	$—	$1,817,520,408

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2017.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017 (unaudited)

ASSETS:
Investments, at amortized cost which approximates fair value	$1,642,520,408
Repurchase agreements (Identified cost $175,000,000)	175,000,000
Cash	26,486,544
Receivables for:
Interest	19,133
Prepaid assets	13,613
Total Assets	1,844,039,698

LIABILITIES:
Payables for:
Investment advisory and administrative fees	347,087
Dividends declared	205,094
Custody and fund accounting fees	100,410
Professional fees	38,875
Shareholder servicing fees	6,785
Distributor fees	6,286
Transfer agent fees	3,362
Accrued expenses and other liabilities	37,962
Total Liabilities	745,861
NET ASSETS	$1,843,293,837
Net Assets Consist of:
Paid-in capital	$1,843,329,649
Distributions in excess of net investment income	(35,812)
Net Assets	$1,843,293,837
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($50,304,510 ÷ 50,310,131 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($1,792,989,327 ÷ 1,793,025,536 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$8,568,488
Expenses:
Investment advisory and administrative fees	1,900,154
Custody and fund accounting fees	182,094
Shareholder servicing fees	55,961
Professional fees	31,876
Board of Trustees’ fees	27,745
Distributor fees	15,131
Transfer agent fees	11,727
Miscellaneous expenses	63,421
Total Expenses	2,288,109
Expense offset arrangement	(164,169)
Net Expenses	2,123,940
Net Investment Income	6,444,548
NET REALIZED GAIN:
Net realized gain on investments	2,879
Net Increase in Net Assets Resulting from Operations	$6,447,427

The accompanying notes are an integral part of these financial statements.

financial statements december 31, 2017	9

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended December 31, 2017 (unaudited)	For the year ended June 30, 2017
INCREASE IN NET ASSETS:
Operations:
Net investment income	$6,444,548	$4,259,919
Net realized gain (loss) on investments	2,879	(13,527)
Net increase in net assets resulting from operations	6,447,427	4,246,392
Distributions declared:
From net investment income:
Regular Shares	(154,007)	(37,884)
Institutional Shares	(6,329,208)	(4,208,508)
Total distributions declared	(6,483,215)	(4,246,392)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	2,349,241,607	5,355,070,295
Fund shares repurchased	(2,027,406,290)	(5,488,044,942)
Net increase (decrease) in net assets resulting from fund share transactions	321,835,317	(132,974,647)
Total increase (decrease) in net assets	321,799,529	(132,974,647)

NET ASSETS:
Beginning of period	1,521,494,308	1,654,468,955
End of period (including distribution in excess of net investment income of $35,812 and $24, respectively)	$1,843,293,837	$1,521,494,308

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each period.

		For the years ended June 30,
	For the six months ended December 31, 2017 (unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00	0.00
From net realized gains	—	—	—	0.00 [2]	—	—
Total distributions[2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28%[3]	0.08%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$50	$67	$49	$1,127	$1,151	$1,181
Ratio of expenses to average net assets before reductions	0.51%[4]	0.48%	0.48%	0.51%	0.50%	0.51%
Expense reimbursement[5]	—	0.10%	0.38%	0.44%	0.43%	0.38%
Expense offset arrangement	0.02%[4]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets net of reductions	0.49%[4]	0.38%	0.10%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets	0.54%[4]	0.08%	0.01%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	During the period ended December 31, 2017 and years ended June 30, 2017, 2016, 2015, 2014 and 2013, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $—, $50,768, $2,511,954, $5,166,811, $5,511,949 and $4,803,182, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements december 31, 2017	11

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each period.

		For the years ended June 30,
	For the six months ended December 31, 2017 (unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00	0.00
From net realized gains	—	—	—	0.00 [2]	—	—
Total distributions[2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%[3]	0.22%	0.02%	0.01%	0.01%	0.01%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$1,793	$1,455	$1,605	$438	$467	$532
Ratio of expenses to average net assets before reductions	0.27%[4]	0.24%	0.25%	0.26%	0.26%	0.26%
Expense reimbursement[5]	—	—	0.05%	0.19%	0.19%	0.13%
Expense offset arrangement	0.02%[4]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets net of reductions	0.25%[4]	0.24%	0.20%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets	0.79%[4]	0.21%	0.03%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	During the period ended December 31, 2017 and years ended June 30, 2017, 2016, 2015, 2014 and 2013, the investment advisory and administrative fee waivers, as a result of a minimum yield agreement, were $—, $—, $573,823, $1,015,043, $1,046,949 and $666,139, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At December 31, 2017, there were six series of the Trust.
In July 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds, such amendments becoming effective over a two-year implementation period. As part of these rule changes, effective April 1, 2016, the Fund converted to a government money market fund and in so doing changed its name to the BBH U.S. Government Money Market Fund.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

financial statements december 31, 2017	13

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of December 31, 2017 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended December 31, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $154,007 and $6,329,208 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2017.

The tax character of distributions paid during the years ended June 30, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2017:	$4,246,392	$—	$4,246,392	$4,246,392
2016:	466,931	—	466,931	466,931

financial statements december 31, 2017	15

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

As of June 30, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$62,795	$—	$62,795	$(13,121)	$(49,698)	$—	$(24)
2016:	64,713	—	64,713	—	(65,574)	—	(861)

The Fund had $13,121 of post-December 22, 2010 net capital loss carryforwards as of June 30, 2017, attributable to short-term capital losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended December 31, 2017, the Fund incurred $1,900,154 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, BBH voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum annualized yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2017, BBH did not waive any fees because the Fund’s annualized yield exceeded 0.01%.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.20% of the Regular Shares’ average daily net assets. For the six months ended December 31, 2017, the Regular Shares of the Fund incurred $55,961 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily agreed to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2017, BBH did not waive any fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended December 31, 2017, the Fund incurred $182,094 in custody and fund accounting fees. These fees for the Fund were reduced by $164,169 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. Overdraft fees are included in the “Miscellaneous Expenses” in the Statement of Operations. The total interest

financial statements december 31, 2017	17

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

incurred by the Fund for the six months ended December 31, 2017 was $7,949. This amount is included in the “Custody and fund accounting fees” in the Statements of Operations.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2017, the Fund incurred $27,745 in non-interested Trustee compensation and reimbursements.
4.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the six months ended December 31, 2017 (unaudited)		For the year ended June 30, 2017
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	96,080,545	$96,080,545	176,368,910	$176,368,910
Shares issued in connection with reinvestments of dividends	93,502	93,502	21,860	21,860
Shares repurchased	(112,569,442)	(112,569,442)	(158,882,909)	(158,882,909)
Net increase (decrease)	(16,395,395)	$(16,395,395)	17,507,861	$17,507,861
Institutional Shares
Shares sold	2,253,017,412	$2,253,017,412	5,178,646,317	$5,178,646,317
Shares issued in connection with reinvestments of dividends	50,148	50,148	33,208	33,208
Shares repurchased	(1,914,836,848)	(1,914,836,848)	(5,329,162,033)	(5,329,162,033)
Net increase (decrease)	338,230,712	$338,230,712	(150,482,508)	$(150,482,508)

5.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

financial statements december 31, 2017	19

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2017 (unaudited)

6.	Money Market Reform. Money market funds were required to comply with SEC-adopted amendments to the governing rules for money market funds by October 14, 2016. Government money market funds, such as BBH U.S. Government Money Market Fund, were permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as was permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.
7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The changes related to Regulation S-X are reflected in the financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since December 31, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
December 31, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements december 31, 2017	21

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period July 1, 2017 to December 31, 2017[1]
Regular Shares
Actual	$1,000	$1,003	$2.47
Hypothetical[2]	$1,000	$1,023	$2.50

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period July 1, 2017 to December 31, 2017[1]
Institutional Shares
Actual	$1,000	$1,004	$1.26
Hypothetical[2]	$1,000	$1,024	$1.28

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.49% and 0.25% for Regular and Institutional Shares, respectively, multiplied by 184/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
December 31, 2017 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017 to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

financial statements december 31, 2017	23

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as both Investment Adviser and administrator, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board, including the Independent Trustees in their capacity as Trustees, Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, as the party responsible for compiling the Lipper Report. The Board also considered the Fund’s performance relative to a peer category of other mutual funds selected by Broadridge. The Board reviewed the comparative report and discussed the positioning of the Fund relative to its selected peer-set with both BBH and Broadridge. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s underperformance to its peer group in the 1-, 2-, 3-, 4- and 5-year periods. They further noted that the Fund had outperformed its peer group in the 10-year period. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2017 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. As part of this review, the Board noted the differences between the Fund’s total net expenses as compared to those of other comparable mutual funds, due to the timing of the Fund’s transition, as compared to that of other Funds, from a prime money market fund to a government money market fund in 2016. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2017, and for each of the prior seven years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board noted the information was consistent when compared to the previous year. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

financial statements december 31, 2017	25

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST
December 31, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
December 31, 2017 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH, may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

financial statements december 31, 2017	27

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
December 31, 2017 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
December 31, 2017 (unaudited)

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

financial statements december 31, 2017	29

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203
Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Opinions, forecasts, and discussions about investment strategies represent Fund management’s views as of the date of this commentary and are subject to change without notice. References to specific securities, asset classes, and financial markets are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: March 8, 2018

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: March 8, 2018